                                                                               .
                                                                               .
                                                                               .

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR PLUS (SM) VARIABLE ANNUITY          274562 C

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                             INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISOR
 RiverSource Partners Variable        Long-term capital appreciation. Under normal     RiverSource
 Portfolio -- Small Cap Value Fund    market conditions, at least 80% of the Fund's    Investments, LLC,
                                      net assets will be invested in small cap         adviser; Barrow,
                                      companies with market capitalization, at the     Hanley, Mewhinney &
                                      time of investment, of up to $2.5 billion or     Strauss, Inc., Denver
                                      that fall within the range of the Russell        Investment Advisors
                                      2000(R) Value Index.                             LLC, Donald Smith &
                                                                                       Co., Inc., River Road
                                                                                       Asset Management, LLC
                                                                                       and Turner Investment
                                                                                       Partners, Inc.,
                                                                                       subadvisers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
274562-5 A (5/08)

* Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           45307 H
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45304 H
 RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY            45300 H
 RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY        45301 H

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
                                   Long-term capital appreciation. Under     RiverSource Investments, LLC, adviser;
                                   normal market conditions, at least 80%    Barrow, Hanley, Mewhinney & Strauss,
                                   of the Fund's net assets will be          Inc., Denver Investment Advisors LLC,
                                   invested in small cap companies with      Donald Smith & Co., Inc., River Road
                                   market capitalization, at the time of     Asset Management, LLC and Turner
                                   investment, of up to $2.5 billion or      Investment Partners, Inc.,
                                   that fall within the range of the         subadvisers.
                                   Russell 2000(R) Value Index.
 RiverSource Partners Variable
 Portfolio -- Small Cap Value
 Fund

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45301-8 A (5/08)

* Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY         273416 J
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273417 J

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Partners          Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio -- Small   market conditions, at least 80% of the Fund's     Barrow, Hanley, Mewhinney & Strauss,
Cap Value Fund                net assets will be invested in small cap          Inc., Denver Investment Advisors LLC,
                              companies with market capitalization, at the      Donald Smith & Co., Inc., River Road
                              time of investment, of up to $2.5 billion or      Asset Management, LLC and Turner
                              that fall within the range of the Russell         Investment Partners, Inc., subadvisers.
                              2000(R) Value Index

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273417-1 A (5/08)

* Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                 45273 M
 RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY         45281 L
 RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY  45312 H
 EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY                    45276 M
 EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                    45272 M
 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY             45308 H
 EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY                     45275 J
 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY              45309 H
 EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY                    45277 J
 WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY           45270 J
 WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY    45305 H
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                   44223 N
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY            45302 H
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY           44224 N

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Partners          Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio -- Small   market conditions, at least 80% of the Fund's     Barrow, Hanley, Mewhinney & Strauss,
Cap Value Fund                net assets will be invested in small cap          Inc., Denver Investment Advisors LLC,
                              companies with market capitalization, at the      Donald Smith & Co., Inc., River Road
                              time of investment, of up to $2.5 billion or      Asset Management, LLC and Turner
                              that fall within the range of the Russell         Investment Partners, Inc., subadvisers.
                              2000(R) Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45273-5 A (5/08)

* Valid until next prospectus update.